TRADE PAYABLES AND OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUALS COMPOSITION

Set forth below are the composition of other payables and accruals:

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Salaries and payroll-related institutions	1,745	1,683	528
Provision for bonus	1,077	1,897	595
Provision for vacation and recreation pay	954	820	257
Accrued expenses and other liabilities	4	7	2
	3,780	4,407	1,382